Earnings Per Common Share, Additional Information (Details)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Common Share [Abstract]
Shares of common stock available (in shares)	22,187	41,190	41,190
Shares in the money (in shares)	22,187	0